Wegener Investment Trust

Incorporated herein by reference is the definitive version of the prospectus for Wegener Adaptive Growth Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 8, 2013 (SEC Accession No. 0001162044-13-000022).